Commitments and contingencies	6 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
Commitments Disclosure [Text Block]
17	Commitments and contingencies

As at June 30, 2018, the Company had the following commitments:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
Lease commitments	$518	$109	$344	$65	$-

Under the terms of the Amended Sandstorm Agreement, the Company may be subject to a contingent liability if certain events occur (Note 10).